Other Receivables, Related Party (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Jun. 30, 2023	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other receivables related party, short term	$ 2,193		$ 3,784	$ 3,748
Legal settlements receivable percentage	50.00%			50.00%
Legal settlements		$ 22,500
Biofrontera AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other receivables related party, short term				$ 3,700
Other receivables related party, long term				2,800
Other receivables	$ 3,700			$ 6,100
Legal settlements receivable percentage	50.00%
Legal settlements	$ 6,100
Interest rate percentage	6.00%			6.00%
Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other receivables related party, long term			2,813	$ 2,813
Other receivables	$ 4,000
Service Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other receivables related party				6,500
Other receivables				$ 6,400
Legal settlements			11,300
Legal settlements in short-term			$ 2,800